Derivative financial instrument liabilities (Details 1) - Derivative Warrant Liabilities [Member] $ in Thousands	6 Months Ended
Feb. 28, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Warrant liability	$ 1,011
Gains (losses) on change in fair value of derivatives	32,106
[custom:GainsLossesOnWarrantsExpiredOfDerivatives]	(1,585)
[custom:GainsLossesOnWarrantsExercisedOfDerivatives]	(31,532)
Warrant liability